Disclosure of detailed information about management and board compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Related party transactions [abstract]
Salaries and consulting fees	$ 2,521	$ 2,094
Share-based compensation	5,155	3,939
Total key management compensation	$ 7,676	$ 6,033